Equity Instruments (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Warrants Outstanding
Number of Warrants Outstanding, Beginning Balance	102,613	102,613	102,613
Warrants issued to placement agents for convertible promissory notes	267,052
Number of Warrants Outstanding, Ending Balance	369,665	102,613	102,613	102,613
Warrants, Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 4.53	$ 4.53	$ 4.53
Warrants issued to placement agents for convertible promissory notes	0.65
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.73	$ 4.53	$ 4.53	$ 4.53
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Warrants Outstanding (in years)	3 years 9 months 11 days	2 years 11 months 1 day	3 years 11 months 1 day	4 years 4 months 28 days